Background and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of background and significant accounting policies [abstract]
Schedule of estimated useful lives
Class of Fixed Asset	Depreciation Rate

Furniture and fittings	5-33%
Computer equipment	33%
Plant and equipment	10-33%
Leasehold improvements	33%

Schedule of measurement of lease liabilities
Measurement of Lease Liabilities

$
Operating lease commitments disclosed as of June 30, 2019	111,811

Discounted using the lessee's incremental borrowing rate of at the date of initial application	108,028
Less short-term lease not recognized as a liability (1)	(13,290)
Lease liability recognized as of July 1, 2019	94,738

Of which are:
Current lease liability	77,665
Non-current lease liability	17,073
94,738

Right of use of asset increased by	88,477
Lease liability increased by	94,738
The net impact on retained earnings on July 1, 2019 was a decrease of	(6,261)

(1)	The practical expedient guidelines permit operating leases with a remaining lease term of less than 12 months as of July 1, 2019 as short-term leases.